Income taxes (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2018	Dec. 31, 2017
Net Operating Losses		$ (15,818)	$ (15,109)	$ (74,534)
Tax asset reflecting tax benefit in Israel		$ 15,863
Corporate tax rate		23.00%	23.00%	23.00%
Unrecognized Tax Benefits			$ 1,148
United States
Net Operating Losses (“NOL”) carryforward	$ 33,518	$ 33,518	$ 14,567
Operating losses carryforward, expiration term	2035		2034
Percentage of effective income tax rate reconciliation					21.00%	35.00%
Percentage of net operating loss deduction to taxable income					80.00%
Israel
Net Operating Losses (“NOL”) carryforward	$ 16,826	$ 16,826
Tax rate in central Israel		12.00%
Tax benefit regime qualification terms		income deriving from Benefited Intellectual Property, subject to a number of conditions being fulfilled, including a minimal amount or ratio of annual R&D expenditure and R&D employees, as well as having at least 25% of annual income derived from exports to large markets.
Withholding tax rate for dividends paid		20.00%
Percentage of reduced withholding tax for dividends paid to a foreign resident company		4.00%
Minimum | United States
Open tax year		2020
Minimum | Israel
Open tax year		2019
Maximum | United States
Open tax year		2023
Maximum | Israel
Open tax year		2023